FINANCIAL INSTRUMENTS 1 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 vessel valuation	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment loss on vessels	$ 41,597,000	$ 0	$ 0
Cash and cash equivalents, at carrying value	79,259,000	46,848,000	56,771,000	7,964,000
Restricted cash and cash equivalents, noncurrent	15,000,000	15,000,000
Total debt	111,678,000	153,740,000
Number of vessels impaired	3
Number of vessels disposed of which were impaired	2
Number of independent broker valuations	3
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Cash and cash equivalents, at carrying value	79,259,000	46,848,000
Restricted cash and cash equivalents, noncurrent	15,000,000	15,000,000
Total debt	111,678,000	153,740,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Cash and cash equivalents, fair value disclosure	79,259,000	46,848,000
Restricted cash and investments, fair value disclosure	15,000,000	15,000,000
Long-term debt, fair value	111,678,000	153,740,000
Fair Value, Measurements, Nonrecurring [Member]
Impairment loss on vessels	41,600,000
Number of vessels impaired	3
Number of vessels disposed of which were impaired	2
Number of independent broker valuations	3
Fair Value, Inputs, Level 2 [Member]
Fair value of vessels carried at fair value using level 2 inputs	$ 21,500,000